Donald R. Stading
Vice President, Secretary and General Counsel


402-467-7465 (Direct)                      5900 "O" Street / Lincoln, NE / 68510
402-467-7956 (Fax)                      P.O. Box 82550/ Lincoln, NE / 68501-2550
                                                                    402-467-1122

April 28, 2005

                                              Transmitted via EDGAR on 4/28/2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention: Filing Desk

RE:     Ameritas Variable Life Insurance Company (Depositor)
        Ameritas Variable Life Insurance Company Separate Account V (Registrant) File No. 333-71505
        Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2005, for Ameritas Variable Life Insurance Company Separate Account V ("Separate Account"), File No. 333-71505, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Variable Life Insurance Company, on behalf of the Separate Account, hereby certifies that:

       1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 8 to the Separate Account's registration statement for File No. 333-71505 on Form N-6 filed with the SEC April 6, 2003; and

       2. The text of Post-Effective Amendment No. 8 to the Separate Account's registration statement for File No. 333-71505 on Form N-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7465.

Sincerely,

/s/ Donald R. Stading

Donald R. Stading
Vice President, Secretary and General Counsel